Shareholder Report, Line Graph (Details)	6 Months Ended
Dec. 31, 2025
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays U.S. Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Bloomberg Barclays U.S. Securitized Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Bloomberg Municipal 1-3 Yr Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index